Statements of Income and Expenses (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	$ 87,489		$ 144,258		$ 97,731
EXPENSES
Placement agent fees	6,663,745		8,681,535		6,523,969
Brokerage fees (MS&Co.& Morgan Stanley Wealth Management)	3,948,888		5,144,616		12,135,707
Management fees	3,948,888		5,144,616		6,943,138
Total Expenses	14,561,521		18,970,767		25,602,814
NET INVESTMENT LOSS	(14,474,032)		(18,826,509)		(25,505,083)
Trading profit (loss):
Net Realized	28,140,076		(8,986,897)		(56,127,142)
Net change in unrealized	3,760,379		(917,565)		(3,133,417)
Total Trading Results	31,900,455		(9,904,462)		(59,260,559)
NET INCOME (LOSS)	17,426,423		(28,730,971)		(84,765,642)
Net Income (Loss) Allocation
Limited Partners	17,211,835		(28,408,388)		(83,879,566)
General Partner	$ 214,588		$ (322,583)		$ (886,076)
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ 1.81	[1]	$ (2.52)	[1]	$ (6.49)	[1]
General Partner (in dollars per unit)	$ 1.81	[1]	$ (2.52)	[1]	$ (6.49)	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	9,567,470.582		11,738,439.564		12,958,913.998

[1]	Based on change in net asset value per Unit.